Restatement of Previously Issued Consolidated Financial Statements - Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance	RM 264,077,061	$ 55,924,833	RM 302,727,840	RM 318,837,757
Loss for the financial period	(27,536,434)	(6,146,525)	(18,878,712)	(18,878,712)	$ (4,108,534)
Gain on foreign currency translations	(1,132,747)	(252,845)		3,070,107	$ 668,141
Total and other comprehensive (loss)/income	(28,669,181)			(15,808,605)
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				1,000
Disposal of subsidiaries	159,008			(300,312)
Balance	235,566,888	$ 52,581,894	264,077,061	302,727,840
Previously stated [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			101,165,679	318,837,757
Loss for the financial period				(49,865,590)
Gain on foreign currency translations				3,070,107
Total and other comprehensive (loss)/income				(46,795,483)
Reclassification of capital contribution to liabilities				(164,575,283)
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				(1,000)
Disposal of subsidiaries				(300,312)
Dividend paid to non-controlling interest				(6,000,000)
Total transaction with Owners				(170,876,595)
Balance				101,165,679
Adjustments/ Reclassification [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			201,562,152
Loss for the financial period				30,986,869
Gain on foreign currency translations
Total and other comprehensive (loss)/income				30,986,869
Reclassification of capital contribution to liabilities				164,575,283
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest				6,000,000
Total transaction with Owners				170,575,283
Balance				201,562,152
Restated [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			302,727,831	318,837,757
Loss for the financial period				(18,878,721)
Gain on foreign currency translations				3,070,107
Total and other comprehensive (loss)/income				(15,808,614)
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				(1,000)
Disposal of subsidiaries				(300,312)
Dividend paid to non-controlling interest
Total transaction with Owners				(301,312)
Balance				302,727,831
Issued capital [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance	23,308,795		23,308,795	23,308,795
Loss for the financial period
Gain on foreign currency translations
Total and other comprehensive (loss)/income
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners
Balance	23,308,795		23,308,795	23,308,795
Capital contribution [Member] | Previously stated [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance				164,575,283
Loss for the financial period
Gain on foreign currency translations
Total and other comprehensive (loss)/income
Reclassification of capital contribution to liabilities				(164,575,283)
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners				(164,575,283)
Balance
Capital contribution [Member] | Adjustments/ Reclassification [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			164,575,283
Loss for the financial period
Gain on foreign currency translations
Total and other comprehensive (loss)/income
Reclassification of capital contribution to liabilities				164,575,283
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners				164,575,283
Balance				164,575,283
Capital contribution [Member] | Restated [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			164,575,283	164,575,283
Loss for the financial period
Gain on foreign currency translations
Total and other comprehensive (loss)/income
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners
Balance				164,575,283
Reserve of exchange differences on translation [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance	1,378,638		4,170,297	1,100,190
Loss for the financial period
Gain on foreign currency translations	(1,132,747)			3,070,107
Total and other comprehensive (loss)/income	(1,132,747)			3,070,107
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners
Balance	245,891		1,378,638	4,170,297
Retained earnings [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance	74,813,945		110,569,160	129,759,331
Loss for the financial period	(27,536,434)			(19,190,171)
Gain on foreign currency translations
Total and other comprehensive (loss)/income	(27,536,434)			(19,190,171)
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries	159,008
Balance	47,436,519		74,813,945	110,569,160
Retained earnings [member] | Previously stated [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			73,582,282	129,759,331
Loss for the financial period				(50,177,049)
Gain on foreign currency translations
Total and other comprehensive (loss)/income				(50,177,049)
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				(6,000,000)
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners				(6,000,000)
Balance				73,582,282
Retained earnings [member] | Adjustments/ Reclassification [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			36,986,869
Loss for the financial period				30,986,869
Gain on foreign currency translations
Total and other comprehensive (loss)/income				30,986,869
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				6,000,000
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners				6,000,000
Balance				36,986,869
Retained earnings [member] | Restated [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			110,569,151	129,759,331
Loss for the financial period				(19,190,180)
Gain on foreign currency translations
Total and other comprehensive (loss)/income				(19,190,180)
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners
Balance				110,569,151
Total attributable to owners the Company [Member] | Previously stated [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			101,061,374	318,743,599
Loss for the financial period				(50,177,049)
Gain on foreign currency translations				3,070,107
Total and other comprehensive (loss)/income				(47,106,942)
Reclassification of capital contribution to liabilities				(164,575,283)
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				(6,000,000)
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners				(170,575,283)
Balance				101,061,374
Total attributable to owners the Company [Member] | Adjustments/ Reclassification [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			201,562,152
Loss for the financial period				30,986,869
Gain on foreign currency translations
Total and other comprehensive (loss)/income				30,986,869
Reclassification of capital contribution to liabilities				164,575,283
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				6,000,000
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners				170,575,283
Balance				201,562,152
Total attributable to owners the Company [Member] | Restated [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			302,623,526	318,743,599
Loss for the financial period				(19,190,180)
Gain on foreign currency translations				3,070,107
Total and other comprehensive (loss)/income				(16,120,073)
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary
Disposal of subsidiaries
Dividend paid to non-controlling interest
Total transaction with Owners
Balance				302,623,526
Non-controlling interests [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance	400		104,305	94,158
Loss for the financial period				311,459
Gain on foreign currency translations
Total and other comprehensive (loss)/income				311,459
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				1,000
Disposal of subsidiaries				(300,312)
Balance	RM 400		400	104,305
Non-controlling interests [member] | Previously stated [member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			104,305	94,158
Loss for the financial period				311,459
Gain on foreign currency translations
Total and other comprehensive (loss)/income				311,459
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				5,999,000
Disposal of subsidiaries				(300,312)
Dividend paid to non-controlling interest				(6,000,000)
Total transaction with Owners				(301,312)
Balance				104,305
Non-controlling interests [member] | Adjustments/ Reclassification [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance
Loss for the financial period
Gain on foreign currency translations
Total and other comprehensive (loss)/income
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				(6,000,000)
Disposal of subsidiaries
Dividend paid to non-controlling interest				6,000,000
Total transaction with Owners
Balance
Non-controlling interests [member] | Restated [Member]
Schedule of Unaudited Condensed Consolidated Statements of Changes in Equity [Line Items]
Balance			RM 104,305	94,158
Loss for the financial period				311,459
Gain on foreign currency translations
Total and other comprehensive (loss)/income				311,459
Reclassification of capital contribution to liabilities
Redemption of non- convertible redeemable preference shares by non-controlling interest of a subsidiary				(1,000)
Disposal of subsidiaries				(300,312)
Dividend paid to non-controlling interest
Total transaction with Owners				(301,312)
Balance				RM 104,305